LORD ABBETT RESEARCH FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Research Fund, Inc. (the “Registrant”)
1933 Act File No. 033-47641
1940 Act File No. 811-06650

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus contained in Post-Effective Amendment No. 44 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 28, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2364.

Sincerely yours,

/s/ Jonn W. Plerchee
Jonn W. Plerchee
Paralegal
Lord, Abbett & Co. LLC